Related Party Transactions	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions

9. Related Party Transactions

        In 2009 the Company entered into an agreement with an entity that is also an investor in the Company. The agreement compensates the entity for customer referrals based on revenues generated by the Company related to those customers. A warrant to purchase 20,000 shares of our common stock was issued pursuant to the referral agreement in the year ended September 30, 2010. The Company is obligated under the referral agreement to issue to the entity warrants to purchase up to an additional 207,500 shares of common stock based on the achievement of various milestones. In addition, in 2010 the Company entered into a service agreement with the entity, pursuant to which it was paid $1,000 in advance for software development services to improve software owned by the entity. This payment was deferred and recognized as revenue as development services were provided. The deferred revenue balance accrues interest and is increased by a portion of the referral fees due to this entity; the remainder of the referral fees due is paid in cash. The deferred revenue balance was $655 and $844 as of September 30, 2012 and June 30, 2013, respectively. The Company also provides hosting services to the entity for a fixed annual fee.

        The Company maintains an operating account at a financial institution that is an investor in the Company. The banking relationship was established prior to the investment in the Company. The Company also holds a note payable with the same financial institution. The amount due on the note payable as of September 30, 2012 and June 30, 2013 was $10,719 and $10,469, respectively (see Note 4).

16. Related Party Transactions

        Included in the lease agreements described in Note 9 is the lease of the Company's Lake Bluff, Illinois offices, from a partnership that is an investor in the company, and of which certain partners are also investors in the Company. The lease was executed prior to the partnership's investment in the Company. Rent payments to the partnership were $197, $182 and $45 for the years ended September 30, 2010, 2011 and 2012, respectively.

        In 2009 the Company entered into an agreement with an entity that is also an investor in the Company. The agreement compensates the entity for customer referrals based on revenues generated by the Company related to those customers. A warrant to purchase 20 common shares of the Company was issued pursuant to the referral agreement in the year ended September 30, 2010. In addition, in 2010 the Company entered into a service agreement with the entity, pursuant to which it was paid $1,000 in advance for software development services to improve software owned by the entity. This payment was deferred and recognized as revenue as development services were provided. The deferred revenue balance accrues interest and is increased by a portion of the referral fees due to this entity; the remainder of the referral fees due is paid in cash. The deferred revenue balance was $538 and $655 as of September 30, 2011 and 2012, respectively. The Company also provides hosting services to the entity for a fixed annual fee.

        The Company maintains an operating account at a financial institution that is an investor in the Company. The banking relationship was established prior to the investment in the Company. The Company also holds a note payable with the same financial institution. The amount due on the note payable as of September 30, 2011 and 2012 was $11,219 and $10,719, respectively (see Note 8).